Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Senior Notes [Member] - Revolving Line Of Credit Five [Member]	Aug. 06, 2021
Subsequent Event [Line Items]
Line of credit facility expiration date	Aug. 19, 2021
Credit Facility Amendment Agreement [Member]
Subsequent Event [Line Items]
Line of credit facility expiration date	Sep. 30, 2021